Finance Expense (Income) (Details 1) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Feb. 09, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance expense
Fees and interest expense			$ 9	$ 26	$ 6
Loss from exchange rate differences, net			106		55
Payment to Taoz, see Note 5D			160
Warrant issuance costs			301
Finance expense	$ 160	$ 30	576	26	61
Finance income
Income from exchange rate differences, net				(22)
Interest income from short term deposits			(93)	(106)	(138)
Finance income			$ (93)	$ (128)	$ (138)